Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets, Net [Abstract]
Schedule of Composition and Movement	Composition and movement:
	Patents	Goodwill	Customer relations, order backlog (1)	Technology and supplier relationships (2)	Total
	USD in thousands
Cost:

Balance as of January 1, 2024	31	2,467	15,595	1,092	19,185

Impairment recognized in the year (1)	-	(571)	(82)	-	(653)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(22)	(99)	(6)	(128)
Balance as of December 31, 2024	30	1,874	15,414	1,086	18,404

Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025	-	-	-	41,611	41,611
Foreign currency translation adjustments	-	-	-	1,943	1,943
Impairment recognized in the year (2d)	-	-	(3,130)	(43,554)	(46,684)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	268	1,549	-	1,817
Balance as of December 31, 2025	30	2,142	13,833	1,086	17,091

Accumulated amortization:

Balance as of January 1, 2024	18	-	10,192	1,092	11,302
Amortization recognized in the year (1)	6	-	947	-	953
Adjustments arising from translating financial statements from functional currency to presentation currency		-	(56)	(6)	(62)
Balance as of December 31, 2024	24	-	11,083	1,086	12,193
Amortization recognized in the year (1)	6	-	918	-	924
Adjustments arising from translating financial statements from functional currency to presentation currency		-	1,005	-	1,005
Balance as of December 31, 2025	30	-	13,006	1,086	14,122

Net balance:

As of December 31, 2025	-	2,142	827	-	2,969
As of December 31, 2024	6	1,874	4,331	-	6,211
(1)	Customer relations and order backlog amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.

(2)	Technology amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under general and administrative expenses.

Schedule of the Goodwill and Intangible Assets

As of December 31, 2025, the carrying amount of the goodwill and intangible assets which were allocated to the Professional Services CGU were as follows (in USD thousands):

	Professional Services	Total

Goodwill	2,142	2,142
Customer relationship	827	827
Total	2,969	2,969